RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2021
RECLAMATION PROVISION (Tables)
Reconciliation of the changes in the Company's reclamation provision
	December 31, 2021	December 31, 2020

Balance at beginning of the period	$808	$1,524
Changes in estimates	(105)	(737)
Unwinding of discount related to continuing operations	47	99
Effect of movements in exchange rates	(24)	(78)
Balance at end of the period	$726	$808